NATURE OF ORGANIZATION (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Nature Of Organization [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Nordic Bulk Holding ApS [Member]
Nature Of Organization [Line Items]
Equity Method Investment, Ownership Percentage	51.00%		51.00%
Bulk Nordic Odyssey Ltd [Member]
Nature Of Organization [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Bulk Nordic Orion Ltd [Member]
Nature Of Organization [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
SeaRoll Navigation S.A [Member]
Nature Of Organization [Line Items]
Equity Method Investment, Ownership Percentage	65.00%
Gain (Loss) on Disposition of Business	$ 511,000	$ 1,064,000